Shareholders' equity (Details)						1 Months Ended					6 Months Ended				12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Oct. 15, 2020	Sep. 12, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 26, 2021 CNY (¥) shares	Jan. 26, 2021 USD ($) $ / shares shares	Aug. 16, 2018 $ / shares shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 shares
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)													16,038,240
Exercise price (in Dollars per share) | $ / shares							$ 8.6
Net proceeds						¥ 508,100,000	$ 79,700,000
Other expenses						¥ 38,900,000	$ 6,000,000
Vested date								Mar. 31, 2021	Mar. 31, 2021
Compensation expense											¥ 189,064,940	$ 1,590,750	¥ 10,262,724
Number of shares (in Shares)								180,000	180,000
Description of vesting period			The remaining 45,000 shares granted to consultants are vesting in three equal annual instalments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.					remaining shares to be vested over a three year period from March 31, 2021.	remaining shares to be vested over a three year period from March 31, 2021.
Ordinary share (in Shares)													389,363
Description of statutory reserve											WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve amount											¥ 560,065,210	$ 80,415,991
Statutory reserves											¥ 24,523,285	$ 3,393,851			¥ 24,478,153
Class B Common Shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)										20,115,570						16,038,240
Par value (in Dollars per share) | $ / shares										$ 0.0001
Class B Ordinary Shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)										466,967,730
Par value (in Dollars per share) | $ / shares							$ 0.0001			$ 0.0001
Voting shares, description											Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.	Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Series A Preferred Shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)										12,916,700
Par value (in Dollars per share) | $ / shares										$ 0.0001
ADS [Member] | Third Public Offering [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)						11,173,335	11,173,335
Per share price (in Dollars per share) | $ / shares							$ 7.5
Board of Directors [Member]
Shareholders' equity (Details) [Line Items]
Compensation expense											¥ 319,833	$ 49,575	¥ 2,353,518
Board of Directors [Member] | Class B Ordinary Shares [Member]
Shareholders' equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares				$ 3.31	$ 1.73				$ 5.05
Shares issued | $				$ 148,240	$ 15,890,000				$ 720,000
Fair value				$ 490,674	27,489,700			¥ 25,100,000	$ 3,600,000
Forecast [Member]
Shareholders' equity (Details) [Line Items]
Amortization expense	¥ 11,200,000	$ 1,700,000
2020 Equity Incentive Plan [Member]
Shareholders' equity (Details) [Line Items]
Shares issued | $					$ 17,500,000
Vested date				Oct. 15, 2020	Oct. 01, 2020
2020 Equity Incentive Plan [Member] | Consultants [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)				103,240
Restricted stock [Member]
Shareholders' equity (Details) [Line Items]
Compensation expense												$ 463,012	¥ 3,107,461	¥ 6,055,258